Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000100841 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000100841 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100841 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100841 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100841 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100841 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100841 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100841 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100841 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100841 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100841 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000100841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000100841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000100841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000100841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100841 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100842 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000100842 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100842 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100842 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100842 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100842 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100842 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100842 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100842 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100842 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100842 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100842 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000100842 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100842 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100842 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000100842 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000100842 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100842 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100842 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000100842 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100842 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100843 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000100843 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100843 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100843 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100843 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100843 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100843 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100843 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100843 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100843 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100843 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100843 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000100843 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100843 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100843 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000100843 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000100843 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100843 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100843 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000100843 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100843 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153970 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000153970 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153970 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153970 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153970 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153970 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153970 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153970 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153970 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153970 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000153970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000153970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000153970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153970 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100846 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000100846 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100846 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100846 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100846 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100846 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100846 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100846 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100846 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100846 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100846 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100846 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000100846 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100846 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100846 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000100846 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000100846 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100846 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100846 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000100846 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100846 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153971 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000153971 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153971 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153971 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153971 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153971 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153971 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153971 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153971 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153971 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000153971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000153971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000153971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153971 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107909 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107909 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107909 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107909 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107909 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107909 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107909 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107909 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107909 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000107909 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107909 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107909 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107909 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107909 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107909 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107909 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107909 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107909 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107909 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000107909 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000107909 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107909 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107909 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107910 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107910 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000107910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107910 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107910 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107910 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107910 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107910 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107910 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107910 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107910 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107910 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000107910 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000107910 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107910 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107910 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107911 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107911 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000107911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107911 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107911 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107911 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107911 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107911 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107911 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107911 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107911 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107911 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107911 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000107911 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000107911 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107911 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107911 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107912 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107912 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107912 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107912 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107912 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107912 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107912 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107912 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000107912 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107912 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107912 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107912 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107912 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107912 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107912 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107912 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107912 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107912 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107912 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107912 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000107912 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000107912 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107912 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107912 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113522 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000113522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000113522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000113522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000113522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000113522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000113522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113522 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113522 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113522 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113522 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113522 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113522 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113522 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113522 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113522 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113522 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000113522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000113522 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113522 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113522 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107913 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000107913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107913 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107913 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107913 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107913 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107913 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107913 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107913 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107913 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107913 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107913 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000107913 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000107913 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107913 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107913 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%